General (Details)																								12 Months Ended
	Oct. 30, 2025 ILS (₪)	Oct. 30, 2025 USD ($)	Jan. 30, 2025 ILS (₪) shares	Jan. 30, 2025 USD ($) $ / shares shares	Nov. 11, 2024 ILS (₪)	Nov. 11, 2024 USD ($)	Oct. 28, 2024 shares	Jul. 26, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jul. 16, 2024 ILS (₪)	Jul. 16, 2024 USD ($)	Jun. 25, 2024 ILS (₪) shares	Jun. 25, 2024 USD ($) shares	Mar. 25, 2024 USD ($)	Dec. 13, 2023 ILS (₪) shares	Dec. 13, 2023 USD ($) shares	Dec. 11, 2023 ILS (₪)	Dec. 11, 2023 USD ($)	Jun. 05, 2023 USD ($) shares	Dec. 11, 2022 ILS (₪)	Dec. 11, 2022 USD ($)	Jun. 07, 2022 ILS (₪)	Jun. 07, 2022 USD ($)	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Jul. 16, 2024 USD ($)	Dec. 31, 2022 ILS (₪)
General [Line Items]
Accumulated deficit (in New Shekels) | ₪																								₪ (199,991,000)		₪ (170,548,000)
Comprehensive loss (in New Shekels) | ₪																								(29,443,000)		(34,938,000)		₪ (33,835,000)
Cash and cash equivalents (in New Shekels) | ₪																								14,144,000		₪ 13,298,000		₪ 17,112,000				₪ 19,240,000
Equal price																			95.00%
Interest rate	8.00%	8.00%			8.00%	8.00%
Original issue discount	3.00%	3.00%
Ordinary shares issued (in Shares)			195,428,970	195,428,970																								33,034,240
Commitment amount | $											$ 15,000,000			$ 15,000,000				$ 1,000,000
Issuance costs (in New Shekels) | ₪			₪ 778														₪ 3,708,000
Ordinary shares (in Shares)							43,200
Gross proceeds												₪ 4,222,000	$ 1,130,000		₪ 3,685,000	$ 1,000,000				₪ 5,141,000	$ 1,500,000	₪ 43,441	$ 13,000,000	₪ 195,000	$ 61,000
Principal amount		$ 1,500,000			₪ 3,629,000			$ 1,000,000			3,000,000														$ 3,000,000
Net cash received amounted										₪ 6,903,000	$ 1,846,000
Original issue discount rate																								3.00%	3.00%
Sold ordinary shares (in Shares)																								9,159,124,800		74,793,290				9,159,124,800
Fair value amount | $																											$ 2,382,000
Repayment of promissory note | ₪																												₪ 754,000
Gross amount			5,487	$ 1,520
Share based payment (in New Shekels) | ₪			191,000
Net proceeds (in New Shekels) | ₪			₪ 4,900,000
Partial repayment (in New Shekels) | ₪																								6,876,000
Net cash expenses	₪ 4,650,000	1,430,000
Non-adjusting Events After Reporting Period [Member]
General [Line Items]
Ordinary shares issued (in Shares)			195,428,970	195,428,970
Ordinary Shares [Member]
General [Line Items]
Repayment of promissory note | $																											$ 2,250,000
Promissory Note [Member]
General [Line Items]
Interest rate																			8.00%
Original issue discount																			3.00%
Original issue discount rate					3.00%	3.00%
Repayment of promissory note | ₪																										8,860,000
Fourth Promissory Note [Member]
General [Line Items]
Principal amount | $						$ 1,000,000
Third Promissory Notes [member]
General [Line Items]
Repayment of promissory note | ₪																										₪ 8,373,000
Yorkville [Member]
General [Line Items]
Advances commitment | $		$ 50,000,000
Accrued interest | $																			$ 2,000,000
Ordinary shares issued (in Shares)																			8
Commitment amount | ₪																								21,962,000				₪ 12,572,000
Issued of ordinary shares																								₪ 28,838,000						$ 8,065,000
Registered Direct Offering [Member]
General [Line Items]
Ordinary shares issued (in Shares)												12,555,555	12,555,555		8,333,335	8,333,335
Ordinary shares (in Shares)															8,333,335	8,333,335
Two Institutional Investors [Member]
General [Line Items]
Ordinary shares issued (in Shares)												291	291
Pre-Paid Advance [Member]
General [Line Items]
Principal amount | $									$ 1,000,000
Pre-paid amount | $																															$ 3,000,000
Pre-Paid Advance [Member]
General [Line Items]
Principal amount | $								$ 1,000,000
Pre-paid amount										₪ 10,763,000																					$ 1,049,000
Institutional Investors [Member]
General [Line Items]
Ordinary shares issued (in Shares)			13,680,000	13,680,000
Warrants [member]
General [Line Items]
Ordinary shares issued (in Shares)			390,857,940	390,857,940
Gross amount | ₪			₪ 5,487
Ordinary Shares [Member]
General [Line Items]
Advances commitment | $																			$ 10,000,000
American Depositary Shares [Member]
General [Line Items]
Limited period	36 months	36 months																	48 months
Total purchase price | $																													$ 3,394,000
Ordinary shares (in Shares)							10,800																	45,000	45,000
Gross proceeds | $													$ 1,130,000			$ 1,000,000
Exercisable shares (in Shares)			9,048	9,048
Exercise price per share (in Dollars per share) | $ / shares				$ 383.88
American Depositary Shares [Member] | Yorkville [Member]
General [Line Items]
Ordinary shares issued (in Shares)															193	193
Ordinary shares (in Shares)																								486,000,000	486,000,000
American Depositary Shares [Member] | Two Institutional Investors [Member]
General [Line Items]
Ordinary shares issued (in Shares)												291	291
American Depositary Shares [Member] | Institutional Investors [Member]
General [Line Items]
Ordinary shares issued (in Shares)			4,524	4,524
American Depositary Shares [Member] | Warrants [member]
General [Line Items]
Ordinary shares issued (in Shares)			317	317
Exercisable shares (in Shares)			9,048	9,048
Exercise price per share (in Dollars per share) | $ / shares				$ 419.88